December 31, 1999                           . Pacific Select Fund

                                            . Pacific Select Variable Annuity
                                              Separate Account of
                                              Pacific Life Insurance Company

                                            . Separate Account A of
                                              Pacific Life Insurance Company





                                 Annual
                                    Reports






                                              Pacific Select

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Independent Auditors' Report........................................ B-1

        Financial Statements:

          Statements of Assets and Liabilities.............................. B-2

          Statements of Operations.......................................... B-4

          Statements of Changes in Net Assets............................... B-6

        Financial Highlights................................................ C-1

        Schedules of Investments and Notes.................................. D-1

        Notes to Financial Statements....................................... E-1

        Special Meeting of Shareholders..................................... F-1


        PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

        Independent Auditors' Report........................................ G-1

        Financial Statements:

          Statement of Assets and Liabilities............................... G-2

          Statement of Operations........................................... G-4

          Statement of Changes in Net Assets................................ G-6

        Notes to Financial Statements....................................... H-1


        SEPARATE ACCOUNT A

        Independent Auditors' Report........................................ I-1

        Financial Statements:

          Statement of Assets and Liabilities............................... I-2

          Statement of Operations........................................... I-4

          Statement of Changes in Net Assets................................ I-6

        Notes to Financial Statements....................................... J-1

        Notes:

           Pacific Select Variable Annuity Contract Owners should refer to the Annual Reports for Pacific Select Fund and Pacific Variable Annuity Separate Account.

           Separate Account A Contract Owners should refer to the Annual Reports for Pacific Select Fund and Separate Account A.

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Variable Annuity Separate Account (comprised of the Aggressive Equity, Emerging Markets, Growth, Bond and Income, Equity, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International, Government Securities, Managed Bond, Money Market, High Yield Bond and Large-Cap Value Variable Accounts) as of December 31, 1999 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31,
1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31,
1999), in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 7, 2000

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                          Aggressive Emerging          Bond and           Multi-   Equity             Mid-Cap
                            Equity   Markets   Growth   Income   Equity  Strategy  Income  Growth LT   Value
                           Variable  Variable Variable Variable Variable Variable Variable  Variable  Variable
                           Account   Account  Account  Account  Account  Account  Account   Account   Account
                          ------------------------------------------------------------------------------------
ASSETS
Investments in Pacific
Select Fund:
 Aggressive Equity
 Portfolio
 (11,771 shares; cost
 $129,148)..............   $171,277
 Emerging Markets
 Portfolio
 (9,199 shares; cost
 $80,336)...............             $96,373
 Growth Portfolio
 (1,446 shares; cost
 $30,011)...............                      $43,074
 Bond and Income
 Portfolio
 (6,861 shares; cost
 $82,486)...............                               $76,205
 Equity Portfolio
 (10,468 shares; cost
 $230,299)..............                                        $392,603
 Multi-Strategy
 Portfolio
 (15,142 shares; cost
 $221,844)..............                                                 $257,111
 Equity Income Portfolio
 (28,381 shares; cost
 $588,774)..............                                                          $787,576
 Growth LT Portfolio
 (31,013 shares; cost
 $522,435)..............                                                                   $1,478,444
 Mid-Cap Value Portfolio
 (2,780 shares; cost
 $29,409)...............                                                                              $29,186

Receivables:
 Due from Pacific Life
 Insurance Company......                          141      140                                             77
 Fund shares redeemed...        188       87                         465      343       96        726
                          ------------------------------------------------------------------------------------
Total Assets............    171,465   96,460   43,215   76,345   393,068  257,454  787,672  1,479,170  29,263
                          ------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......        188       87                         465      343       96        726
 Fund shares purchased..                          141      140                                             77
                          ------------------------------------------------------------------------------------
Total Liabilities.......        188       87      141      140       465      343       96        726      77
                          ------------------------------------------------------------------------------------
NET ASSETS..............   $171,277  $96,373  $43,074  $76,205  $392,603 $257,111 $787,576 $1,478,444 $29,186
                          ------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1999
(In thousands)

                                                                Govern-                       High
                           Equity  Small-Cap           Inter-     ment    Managed   Money    Yield   Large-Cap
                           Index     Index     REIT   national Securities   Bond    Market    Bond     Value
                          Variable Variable  Variable Variable  Variable  Variable Variable Variable Variable
                          Account   Account  Account  Account   Account   Account  Account  Account   Account
                          ------------------------------------------------------------------------------------
ASSETS
Investments in Pacific
Select Fund:
 Equity Index Portfolio
 (22,813 shares; cost
 $491,526)..............  $876,162
 Small-Cap Index
 Portfolio
 (2,320 shares; cost
 $23,843)...............            $27,238
 REIT Portfolio
 (1,769 shares; cost
 $18,568)...............                     $16,965
 International Portfolio
 (39,748 shares; cost
 $593,133)..............                              $734,693
 Government Securities
 Portfolio
 (15,545 shares; cost
 $162,555)..............                                        $157,020
 Managed Bond Portfolio
 (36,903 shares; cost
 $398,013)..............                                                  $381,084
 Money Market Portfolio
 (26,673 shares; cost
 $268,394)..............                                                           $268,864
 High Yield Bond
 Portfolio
 (23,588 shares; cost
 $223,719)..............                                                                    $207,876
 Large-Cap Value
 Portfolio
 (3,172 shares; cost
 $34,560)...............                                                                              $35,179

 Receivables:
 Due from Pacific Life
  Insurance Company.....       195                51       295       400       521               291      258
  Fund shares redeemed..                  9                                             801
                          ------------------------------------------------------------------------------------
Total Assets............   876,357   27,247   17,016   734,988   157,420   381,605  269,665  208,167   35,437
                          ------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                  9                                             801
 Fund shares purchased..       195                51       295       400       521               291      258
                          ------------------------------------------------------------------------------------
Total Liabilities.......       195        9       51       295       400       521      801      291      258
                          ------------------------------------------------------------------------------------
NET ASSETS..............  $876,162  $27,238  $16,965  $734,693  $157,020  $381,084 $268,864 $207,876  $35,179
                          ------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                            Aggressive Emerging           Bond and            Multi-    Equity   Growth    Mid-Cap
                              Equity   Markets    Growth   Income    Equity  Strategy   Income     LT       Value
                             Variable  Variable  Variable Variable  Variable Variable  Variable Variable  Variable
                             Account   Account   Account  Account   Account  Account   Account  Account  Account (1)
                            ----------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends................   $13,598      $323    $2,641   $9,028    $23,508 $22,859   $69,525   $76,144      $62

EXPENSES
 Mortality and expense
 risk fee.................     1,760       998       301    1,122      4,083   3,351     9,616    12,413      193
                            ----------------------------------------------------------------------------------------
Net Investment Income
(Loss)....................    11,838      (675)    2,340    7,906     19,425  19,508    59,909    63,731     (131)
                            ----------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain (loss)
 from security
 transactions.............       186    (6,138)      911   (2,243)     1,347   1,542     3,688     7,190     (172)
 Net unrealized
 appreciation
 (depreciation) on
 investments..............    22,743    41,094     7,070  (13,943)    85,824  (5,575)   23,088   653,422     (223)
                            ----------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss) on
Investments...............    22,929    34,956     7,981  (16,186)    87,171  (4,033)   26,776   660,612     (395)
                            ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS.   $34,767   $34,281   $10,321  ($8,280)  $106,596 $15,475   $86,685  $724,343    ($526)
                            ----------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                                        Govern-                         High
                             Equity   Small-Cap               Inter-      ment    Managed    Money     Yield    Large-Cap
                             Index      Index       REIT     national  Securities   Bond     Market     Bond      Value
                            Variable  Variable    Variable   Variable   Variable  Variable  Variable  Variable  Variable
                            Account  Account (1) Account (1) Account    Account   Account   Account   Account   Account (1)
                            -----------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends................   $12,778     $415         $624    $28,549    $9,078    $31,226  $10,718   $19,229     $177

EXPENSES
 Mortality and expense
 risk fee.................    10,160      172          118      7,970     1,760      5,000    2,872     2,822      281
                            -----------------------------------------------------------------------------------------------
Net Investment Income
(Loss)....................     2,618      243          506     20,579     7,318     26,226    7,846    16,407     (104)
                            -----------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain (loss)
 from security
 transactions.............     5,531     (108)         (49)    (8,578)     (712)    (2,713)     (59)   (7,338)    (321)
 Net unrealized
 appreciation
 (depreciation) on
 investments..............   133,889    3,395       (1,602)   120,690   (10,686)   (36,495)     484    (5,264)     618
                            -----------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss) on
Investments...............   139,420    3,287       (1,651)   112,112   (11,398)   (39,208)     425   (12,602)     297
                            -----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS.  $142,038   $3,530      ($1,145)  $132,691   ($4,080)  ($12,982)  $8,271    $3,805     $193
                            -----------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                           Aggressive Emerging            Bond and             Multi-    Equity                 Mid-Cap
                             Equity   Markets    Growth    Income    Equity   Strategy   Income   Growth LT      Value
                            Variable  Variable  Variable  Variable  Variable  Variable  Variable   Variable    Variable
                            Account   Account   Account   Account   Account   Account   Account    Account    Account (1)
                           ----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss)..................    $11,838    ($675)   $2,340    $7,906    $19,425   $19,508   $59,909     $63,731      ($131)
 Net realized gain (loss)
 from security
 transactions............        186   (6,138)      911    (2,243)     1,347     1,542     3,688       7,190       (172)
 Net unrealized
 appreciation
 (depreciation) on
 investments.............     22,743   41,094     7,070   (13,943)    85,824    (5,575)   23,088     653,422       (223)
                           ----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations..........     34,767   34,281    10,321    (8,280)   106,596    15,475    86,685     724,343       (526)
                           ----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums................      9,851    4,049       611     4,797     20,828    14,651    40,452      53,529      2,923
 Transfers--policy
 charges and deductions..     (1,509)  (1,041)     (658)   (1,531)    (3,747)   (4,085)   (9,972)    (12,702)      (149)
 Transfers in (from other
 variable accounts)......     65,440   39,433    21,675    19,112     68,798    38,155   115,017     289,767     33,955
 Transfers out (to other
 variable accounts)......    (58,811) (44,466)  (10,615)  (39,304)   (81,732)  (69,919) (156,737)   (290,099)    (6,476)
 Transfers--other........     (7,512)  (3,363)   (3,380)   (4,050)   (16,557)  (16,995)  (43,577)    (53,331)      (541)
                           ----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy Transactions.      7,459   (5,388)    7,633   (20,976)   (12,410)  (38,193)  (54,817)    (12,836)    29,712
                           ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS............     42,226   28,893    17,954   (29,256)    94,186   (22,718)   31,868     711,507     29,186
                           ----------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year.......    129,051   67,480    25,120   105,461    298,417   279,829   755,708     766,937
                           ----------------------------------------------------------------------------------------------
 End of Year.............   $171,277  $96,373   $43,074   $76,205   $392,603  $257,111  $787,576  $1,478,444    $29,186
                           ----------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)


                                                                         Govern-                         High
                             Equity    Small-Cap               Inter-      ment    Managed    Money     Yield     Large-Cap
                             Index       Index       REIT     national  Securities   Bond     Market     Bond       Value
                            Variable   Variable    Variable   Variable   Variable  Variable  Variable  Variable   Variable
                            Account   Account (1) Account (1) Account    Account   Account   Account   Account   Account (1)
                            ------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss)................       $2,618       $243        $506    $20,579     $7,318   $26,226    $7,846   $16,407      ($104)
 Net realized gain
 (loss) from security
 transactions..........        5,531       (108)        (49)    (8,578)      (712)   (2,713)      (59)   (7,338)      (321)
 Net unrealized
 appreciation
 (depreciation) on
 investments...........      133,889      3,395      (1,602)   120,690    (10,686)  (36,495)      484    (5,264)       618
                            ------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from Operations.   142,038      3,530      (1,145)   132,691     (4,080)  (12,982)    8,271     3,805        193
                            ------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums..............       42,843      2,338       1,329     33,635      9,339    26,796    50,318    10,754      3,484
 Transfers--policy
 charges and
 deductions............       (8,993)      (109)        (87)    (8,135)    (2,743)   (6,025)   (7,769)   (4,109)      (168)
 Transfers in (from
 other variable
 accounts).............      170,148     31,322      19,928    554,310     83,788    81,046   986,861    74,733     46,728
 Transfers out (to
 other variable
 accounts).............     (200,853)    (9,241)     (2,713)  (545,148)   (35,100)  (98,334) (916,177) (103,810)   (14,052)
 Transfers--other......      (40,801)      (602)       (347)   (32,277)    (8,825)  (19,936)  (39,043)  (13,262)    (1,006)
                            ------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy Transactions.    (37,656)    23,708      18,110      2,385     46,459   (16,453)   74,190   (35,694)    34,986
                            ------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS..........      104,382     27,238      16,965    135,076     42,379   (29,435)   82,461   (31,889)    35,179
                            ------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year.....      771,780                           599,617    114,641   410,519   186,403   239,765
                            ------------------------------------------------------------------------------------------------
 End of Year...........     $876,162    $27,238     $16,965   $734,693   $157,020  $381,084  $268,864  $207,876    $35,179
                            ------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                         Aggressive Emerging            Bond and             Multi-    Equity
                           Equity   Markets    Growth    Income    Equity   Strategy   Income
                          Variable  Variable  Variable  Variable  Variable  Variable  Variable
                          Account   Account   Account   Account   Account   Account   Account
                         ---------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment income
 (loss).................   ($1,351)    ($94)   $2,928     $4,534   $12,902   $19,584   $72,151
 Net realized gain
 (loss) from security
 transactions...........      (594)  (2,090)      844        170       432       503     1,495
 Net unrealized
 appreciation
 (depreciation) on
 investments............    14,242  (20,761)   (3,641)     2,159    50,193    16,831    62,895
                         ---------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    12,297  (22,945)      131      6,863    63,527    36,918   136,541
                         ---------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............    12,309    7,674       268     10,876    25,280    25,828    66,344
 Transfers--policy
 charges and deductions.    (1,370)    (617)   (1,727)    (1,767)   (2,406)   (4,163)   (8,526)
 Transfers in (from
 other variable
 accounts)..............    70,732   32,870    22,124     40,553    72,095    71,299   144,490
 Transfers out (to other
 variable accounts).....   (55,303) (22,781)  (26,174)   (24,956)  (62,814)  (34,651) (130,415)
 Transfers--other.......    (3,846)  (2,090)   (3,110)    (3,748)  (10,562)  (11,000)  (29,875)
                         ---------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............    22,522   15,056    (8,619)    20,958    21,593    47,313    42,018
                         ---------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    34,819   (7,889)   (8,488)    27,821    85,120    84,231   178,559
                         ---------------------------------------------------------------------

NET ASSETS
 Beginning of Year......    94,232   75,369    33,608     77,640   213,297   195,598   577,149
                         ---------------------------------------------------------------------
 End of Year............  $129,051  $67,480   $25,120   $105,461  $298,417  $279,829  $755,708
                         ---------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                        Govern-                         High
                          Growth    Equity    Inter-      ment    Managed    Money     Yield
                            LT      Index    national  Securities   Bond     Market     Bond
                         Variable  Variable  Variable   Variable  Variable  Variable  Variable
                         Account   Account   Account    Account   Account   Account   Account
                         ---------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment income..  $19,213    $5,560   $42,212     $5,852   $19,290    $7,087   $19,107
 Net realized gain
 (loss) from security
 transactions...........    6,226    11,175    10,390        246       (45)      290    (2,130)
 Net unrealized
 appreciation
 (depreciation) on
 investments............  249,245   141,236   (28,126)     1,679     8,595      (104)  (13,929)
                         ---------------------------------------------------------------------
Net Increase in Net
Assets Resulting from
Operations..............  274,684   157,971    24,476      7,777    27,840     7,273     3,048
                         ---------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............   47,975    72,157    50,055     11,336    44,796   122,985    25,852
 Transfers--policy
 charges and deductions.   (6,138)   (7,020)   (7,345)    (1,572)   (6,534)   (4,690)   (3,455)
 Transfers in (from
 other variable
 accounts)..............  161,850   215,168   421,709     63,653   114,652   750,262    83,681
 Transfers out (to other
 variable accounts)..... (173,187) (199,371) (406,234)   (58,438)  (64,538) (845,842)  (96,843)
 Transfers--other.......  (25,309)  (29,897)  (22,361)    (7,348)  (14,286)  (23,344)  (10,515)
                         ---------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............    5,191    51,037    35,824      7,631    74,090      (629)   (1,280)
                         ---------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................  279,875   209,008    60,300     15,408   101,930     6,644     1,768
                         ---------------------------------------------------------------------

NET ASSETS
 Beginning of Year......  487,062   562,772   539,317     99,233   308,589   179,759   237,997
                         ---------------------------------------------------------------------
 End of Year............ $766,937  $771,780  $599,617   $114,641  $410,519  $186,403  $239,765
                         ---------------------------------------------------------------------

See Notes to Financial Statements

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of eighteen subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging
Markets Variable Account, the Growth Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, and the Large-Cap Value Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account's financial statements.

   The Separate Account has organized and registered with the Securities and Exchange Commission four new Variable Accounts: the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, and the Large-Cap Value Variable Account. The Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, and the Large-Cap Value Variable Account commenced operations on January 4, 1999, and the REIT Variable Account commenced operations on January 6, 1999.

   The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

   The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts"). The assets of the Separate Account are carried at market value.

   The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   A. Valuation of Investments

   Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

   B. Security Transactions

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

   C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

   During 1999, the Fund declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

   Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SELECTED ACCUMULATION UNIT** INFORMATION

   Selected accumulation unit information for the year ended December 31, 1999 were as follows:

                                     -----------------------
                                           Accumulation
                                            Unit Value
-------------------------------------------------------------------------------
                                                                     Number of
                                                                       Units
                                          At          At End        Outstanding
                                      Beginning         of           at End of
   Variable Accounts                   of Year         Year            Year
-------------------------------------------------------------------------------
Aggressive Equity                      $12.25         $15.41       11,118,066
-------------------------------------------------------------------------------
Emerging Markets                         6.73          10.20        9,447,024
-------------------------------------------------------------------------------
Growth                                  31.78          46.31          930,230
-------------------------------------------------------------------------------
Bond and Income                         16.00          14.64        5,205,858
-------------------------------------------------------------------------------
Equity                                  23.24          31.79       12,348,302
-------------------------------------------------------------------------------
Multi-Strategy                          27.10          28.64        8,975,844
-------------------------------------------------------------------------------
Equity Income                           33.66          37.65       20,917,655
-------------------------------------------------------------------------------
Growth LT                               30.13          58.95       25,077,684
-------------------------------------------------------------------------------
Mid-Cap Value (1)                       10.00          10.40        2,807,437
-------------------------------------------------------------------------------
Equity Index                            35.47          42.24       20,740,677
-------------------------------------------------------------------------------
Small-Cap Index (1)                     10.00          11.79        2,309,897
-------------------------------------------------------------------------------
REIT (1)                                10.00           9.85        1,722,077
-------------------------------------------------------------------------------
International                           16.96          20.58       35,706,570
-------------------------------------------------------------------------------
Government Securities                   18.60          18.01        8,718,907
-------------------------------------------------------------------------------
Managed Bond                            19.42          18.81       20,261,803
-------------------------------------------------------------------------------
Money Market                            13.28          13.77       19,529,634
-------------------------------------------------------------------------------
High Yield Bond                         22.62          22.99        9,042,829
-------------------------------------------------------------------------------
Large-Cap Value (1)                     10.00          11.01        3,194,845
-------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). Total cost and market value of the Separate Account's investments in the Fund as of December 31, 1999 were as follows (amounts in thousands):

                                                                                 Variable Accounts
                                                           ----------------------------------------------------------------
                                                           Aggressive  Emerging              Bond and              Multi-
                                                             Equity    Markets     Growth     Income     Equity   Strategy
                                                           ----------------------------------------------------------------
Total cost of investments at beginning of year              $109,664     $92,536   $19,127    $97,798   $221,937  $238,987
Add:  Total net proceeds from policy and M&E transactions     41,452      20,862    19,991      7,834     27,414    12,343
      Reinvested distributions from the Fund:
      (a) Net investment income                                              323        54      5,296        354     6,698
      (b) Net realized gain                                   13,598                 2,587      3,732     23,154    16,161
                                                           ----------------------------------------------------------------
                       Sub-Total                             164,714     113,721    41,759    114,660    272,859   274,189
Less: Cost of investments disposed during the year            35,566      33,385    11,748     32,174     42,560    52,345
                                                           ----------------------------------------------------------------
Total cost of investments at end of year                     129,148      80,336    30,011     82,486    230,299   221,844
Add:  Unrealized appreciation (depreciation)                  42,129      16,037    13,063     (6,281)   162,304    35,267
                                                           ----------------------------------------------------------------
Total market value of investments at end of year            $171,277     $96,373   $43,074    $76,205   $392,603  $257,111
                                                           ----------------------------------------------------------------

                                                             Equity     Growth     Mid-Cap    Equity   Small-Cap
                                                             Income       LT      Value (1)   Index    Index (1)  REIT (1)
                                                           ----------------------------------------------------------------
Total cost of investments at beginning of year              $579,994    $464,350             $521,034
Add:  Total net proceeds from policy and M&E transactions     43,089     109,029   $32,137     84,285    $29,310   $18,887
      Reinvested distributions from the Fund:
      (a) Net investment income                                6,629                    62      9,118        127       588
      (b) Net realized gain                                   62,896      76,144                3,660        288        36
                                                           ----------------------------------------------------------------
                       Sub-Total                             692,608     649,523    32,199    618,097     29,725    19,511
Less: Cost of investments disposed during the year           103,834     127,088     2,790    126,571      5,882       943
                                                           ----------------------------------------------------------------
Total cost of investments at end of year                     588,774     522,435    29,409    491,526     23,843    18,568
Add:  Unrealized appreciation (depreciation)                 198,802     956,009      (223)   384,636      3,395    (1,603)
                                                           ----------------------------------------------------------------
Total market value of investments at end of year            $787,576  $1,478,444   $29,186   $876,162    $27,238   $16,965
                                                           ----------------------------------------------------------------

                                                             Inter-   Government   Managed    Money    High Yield Large-Cap
                                                            national  Securities    Bond      Market      Bond    Value (1)
                                                           ----------------------------------------------------------------
Total cost of investments at beginning of year              $578,748    $109,489  $390,953   $186,417   $250,343
Add: Total net proceeds from policy and M&E transactions     458,109      61,329    33,446    671,367     42,916   $44,665
     Reinvested distributions from the Fund:
     (a) Net investment income                                 4,629       7,113    21,817     10,718     19,229       177
     (b) Net realized gain                                    23,920       1,965     9,409
                                                           ----------------------------------------------------------------
                      Sub-Total                            1,065,406     179,896   455,625    868,502    312,488    44,842
Less: Cost of investments disposed during the year           472,273      17,341    57,612    600,108     88,769    10,282
                                                           ----------------------------------------------------------------
Total cost of investments at end of year                     593,133     162,555   398,013    268,394    223,719    34,560
Add:  Unrealized appreciation (depreciation)                 141,560      (5,535)  (16,929)       470    (15,843)      619
                                                           ----------------------------------------------------------------
Total market value of investments at end of year            $734,693    $157,020  $381,084   $268,864   $207,876   $35,179
                                                           ----------------------------------------------------------------

--------------------
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

   We have audited the accompanying statement of assets and liabilities of Separate Account A (comprised of the Aggressive Equity, Emerging Markets, Growth, Bond and Income, Equity, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International, Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts) as of December 31, 1999 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended (as to the Growth, Mid-Cap Value, Small-Cap Index, REIT, and Large Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (as to the Growth, Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 1999), in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 7, 2000

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                          Aggressive Emerging          Bond and           Multi-   Equity             Mid-Cap
                            Equity   Markets   Growth   Income   Equity  Strategy  Income  Growth LT   Value
                           Variable  Variable Variable Variable Variable Variable Variable  Variable  Variable
                           Account   Account  Account  Account  Account  Account  Account   Account   Account
                          ------------------------------------------------------------------------------------
ASSETS
Investments in Pacific
Select Fund:
 Aggressive Equity
 Portfolio
 (16,486 shares; cost
 $197,971)..............   $239,874
 Emerging Markets
 Portfolio
 (8,687 shares; cost
 $69,668)...............             $91,007
 Growth Portfolio
 (1,124 shares; cost
 $30,293)...............                      $33,468
 Bond and Income
 Portfolio
 (9,217 shares; cost
 $114,538)..............                               $102,373
 Equity Portfolio
 (13,725 shares; cost
 $400,521)..............                                        $514,749
 Multi-Strategy
 Portfolio
 (16,764 shares; cost
 $279,676)..............                                                 $284,653
 Equity Income Portfolio
 (26,997 shares; cost
 $704,281)..............                                                          $749,179
 Growth LT Portfolio
 (31,545 shares; cost
 $933,707)..............                                                                   $1,503,784
 Mid-Cap Value Portfolio
 (6,928 shares; cost
 $71,352)...............                                                                              $72,728

Receivables:
 Due from Pacific Life
 Insurance Company......      1,460       42      146       239      770      563    1,365      2,310     350
                          ------------------------------------------------------------------------------------
Total Assets............    241,334   91,049   33,614   102,612  515,519  285,216  750,544  1,506,094  73,078
                          ------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Fund shares purchased..      1,460       42      146       239      770      563    1,365      2,310     350
 Other Liabilities......         17        6        3         5       31       16       41         85       6
                          ------------------------------------------------------------------------------------
Total Liabilities.......      1,477       48      149       244      801      579    1,406      2,395     356
                          ------------------------------------------------------------------------------------
NET ASSETS..............   $239,857  $91,001  $33,465  $102,368 $514,718 $284,637 $749,138 $1,503,699 $72,722
                          ------------------------------------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1999
(In thousands)

                                                                Govern-                       High
                           Equity  Small-Cap           Inter-     ment    Managed   Money    Yield   Large-Cap
                           Index     Index     REIT   national Securities   Bond    Market    Bond     Value
                          Variable Variable  Variable Variable  Variable  Variable Variable Variable Variable
                          Account   Account  Account  Account   Account   Account  Account  Account   Account
                          -------------------------------------------------------------------------------------
ASSETS
Investments in Pacific
Select Fund:
 Equity Index Portfolio
 (24,341 shares; cost
 $774,858)..............  $934,876
 Small-Cap Index
 Portfolio
 (6,931 shares; cost
 $71,823)...............            $81,386
 REIT Portfolio
 (3,180 shares; cost
 $32,322)...............                     $30,492
 International Portfolio
 (35,837 shares; cost
 $544,366)..............                              $662,398
 Government Securities
 Portfolio
 (22,750 shares; cost
 $238,650)..............                                        $229,795
 Managed Bond Portfolio
 (48,773 shares; cost
 $532,806)..............                                                  $503,670
 Money Market Portfolio
 (53,024 shares; cost
 $534,027)..............                                                           $534,479
 High Yield Bond
 Portfolio
 (20,400 shares; cost
 $187,530)..............                                                                    $179,781
 Large-Cap Value
 Portfolio
 (11,608 shares; cost
 $125,990)..............                                                                             $128,746

Receivables:
 Due from Pacific Life
 Insurance Company......       285      250      355     1,705     1,204     1,352               366      399
 Fund shares redeemed...                                                              2,082
                          -------------------------------------------------------------------------------------
Total Assets............   935,161   81,636   30,847   664,103   230,999   505,022  536,561  180,147  129,145
                          -------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                                              2,082
 Fund shares purchased..       285      250      355     1,705     1,204     1,352               366      399
 Other Liabilities......        52        4        2        46        12        28       16       11        6
                          -------------------------------------------------------------------------------------
Total Liabilities.......       337      254      357     1,751     1,216     1,380    2,098      377      405
                          -------------------------------------------------------------------------------------
NET ASSETS..............  $934,824  $81,382  $30,490  $662,352  $229,783  $503,642 $534,463 $179,770 $128,740
                          -------------------------------------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                            Aggressive Emerging              Bond and             Multi-    Equity    Growth     Mid-Cap
                              Equity   Markets     Growth     Income    Equity   Strategy   Income      LT        Value
                             Variable  Variable   Variable   Variable  Variable  Variable  Variable  Variable   Variable
                             Account   Account   Account (1) Account   Account   Account   Account   Account   Account (1)
                            ----------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends................   $11,007      $244        $19     $9,041    $16,955  $16,963   $40,442    $39,272      $144
                            ----------------------------------------------------------------------------------------------
Total Investment Income...    11,007       244         19      9,041     16,955   16,963    40,442     39,272       144
                            ----------------------------------------------------------------------------------------------

EXPENSES
 Mortality and expense
 risk fee and
 administrative fee.......     1,863       709         33      1,224      3,807    2,875     6,821      8,972       406
 Charges for Stepped-Up
 death benefit rider......        13         3                     8         38       20        52         97         9
 Charges for Premier death
 benefit rider............        12         4                     9         41       21        52         92         7
                            ----------------------------------------------------------------------------------------------
Total Expenses............     1,888       716         33      1,241      3,886    2,916     6,925      9,161       422
                            ----------------------------------------------------------------------------------------------
Net Investment Income
(Loss)....................     9,119      (472)       (14)     7,800     13,069   14,047    33,517     30,111      (278)
                            ----------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss)
 from security
 transactions.............    (3,644)   (2,935)         1     (1,749)    (3,885)    (390)   (1,836)    (6,113)     (676)
 Net unrealized
 appreciation
 (depreciation) on
 investments..............    34,630    27,733      3,174    (13,506)    97,207   (2,838)   19,213    513,030     1,376
                            ----------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss) on
Investments...............    30,986    24,798      3,175    (15,255)    93,322   (3,228)   17,377    506,917       700
                            ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS.   $40,105   $24,326     $3,161    ($7,455)  $106,391  $10,819   $50,894   $537,028      $422
                            ----------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statement).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                                        Govern-                         High
                             Equity    Small-Cap               Inter-     ment    Managed    Money     Yield     Large-Cap
                             Index       Index       REIT     national Securities   Bond     Market     Bond       Value
                            Variable   Variable    Variable   Variable  Variable  Variable  Variable  Variable   Variable
                            Account   Account (1) Account (1) Account   Account   Account   Account   Account   Account (1)
                            -----------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends................    $9,257     $1,198        $977    $15,491   $9,143   $29,337   $15,727   $12,359       $531
                            -----------------------------------------------------------------------------------------------
Total Investment Income...     9,257      1,198         977     15,491    9,143    29,337    15,727    12,359        531
                            -----------------------------------------------------------------------------------------------

EXPENSES
 Mortality and expense
 risk fee and
 administrative fee.......     8,260        428         181      5,669    1,979     5,172     4,453     1,940        783
 Charges for Stepped-Up
 death benefit rider......        58          7           3         27       14        30        52        12         16
 Charges for Premier death
 benefit rider............        60          8           3         32       16        35        52        15         15
                            -----------------------------------------------------------------------------------------------
Total Expenses............     8,378        443         187      5,728    2,009     5,237     4,557     1,967        814
                            -----------------------------------------------------------------------------------------------
Net Investment Income
(Loss)....................       879        755         790      9,763    7,134    24,100    11,170    10,392       (283)
                            -----------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss)
 from security
 transactions.............    (1,581)      (227)       (115)     7,060     (620)     (985)     (710)   (3,952)      (742)
 Net unrealized
 appreciation
 (depreciation) on
 investments..............   111,570      9,563      (1,830)    97,859   (9,772)  (32,937)      631    (4,328)     2,756
                            -----------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss) on
Investments...............   109,989      9,336      (1,945)   104,919  (10,392)  (33,922)      (79)   (8,280)     2,014
                            -----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS.  $110,868    $10,091     ($1,155)  $114,682  ($3,258)  ($9,822)  $11,091    $2,112     $1,731
                            -----------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statement).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                           Aggressive Emerging              Bond and             Multi-    Equity                 Mid-Cap
                             Equity   Markets     Growth     Income    Equity   Strategy   Income   Growth LT      Value
                            Variable  Variable   Variable   Variable  Variable  Variable  Variable   Variable    Variable
                            Account   Account   Account (1) Account   Account   Account   Account    Account    Account (1)
                           ------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss)..................     $9,119    ($472)       ($14)    $7,800   $13,069   $14,047   $33,517     $30,111      ($278)
 Net realized gain (loss)
 from security
 transactions............     (3,644)  (2,935)          1     (1,749)   (3,885)     (390)   (1,836)     (6,113)      (676)
 Net unrealized
 appreciation
 (depreciation)
 on investments..........     34,630   27,733       3,174    (13,506)   97,207    (2,838)   19,213     513,030      1,376
                           ------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations..........     40,105   24,326       3,161     (7,455)  106,391    10,819    50,894     537,028        422
                           ------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums................     88,790   27,326       7,420     46,800   209,295   130,265   324,733     537,255     43,903
 Transfers--policy
 charges and deductions..       (771)    (219)                  (954)   (1,376)   (1,606)   (3,255)     (3,219)      (172)
 Transfers in (from other
 variable accounts)......    302,466   83,479      23,912     51,971   231,529    95,476   263,720     623,496     49,079
 Transfers out (to other
 variable accounts)......   (256,009) (67,969)       (976)   (41,222) (146,087)  (64,152) (135,153)   (381,447)   (19,515)
 Transfers--other........     (5,553)  (2,570)        (52)    (3,973)  (11,269)   (8,608)  (19,087)    (26,933)      (995)
                           ------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy Transactions.    128,923   40,047      30,304     52,622   282,092   151,375   430,958     749,152     72,300
                           ------------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS...................    169,028   64,373      33,465     45,167   388,483   162,194   481,852   1,286,180     72,722
                           ------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year.......     70,829   26,628                 57,201   126,235   122,443   267,286     217,519
                           ------------------------------------------------------------------------------------------------
 End of Year.............   $239,857  $91,001     $33,465   $102,368  $514,718  $284,637  $749,138  $1,503,699    $72,722
                           ------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statement).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                                          Govern-                           High
                            Equity    Small-Cap                Inter-       ment    Managed     Money      Yield     Large-Cap
                            Index       Index       REIT      national   Securities   Bond      Market      Bond       Value
                           Variable   Variable    Variable    Variable    Variable  Variable   Variable   Variable   Variable
                           Account   Account (1) Account (1)  Account     Account   Account    Account    Account   Account (1)
                           ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
 Net investment income
 (loss)...................     $879       $755        $790       $9,763     $7,134   $24,100     $11,170   $10,392      ($283)
 Net realized gain (loss)
 from security
 transactions.............   (1,581)      (227)       (115)       7,060       (620)     (985)       (710)   (3,952)      (742)
 Net unrealized
 appreciation
 (depreciation)
 on investments...........  111,570      9,563      (1,830)      97,859     (9,772)  (32,937)        631    (4,328)     2,756
                           ----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations................  110,868     10,091      (1,155)     114,682     (3,258)   (9,822)     11,091     2,112      1,731
                           ----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net premiums.  395,995     41,900      17,118      243,746    108,700   224,863     757,671    75,908     79,473
 Transfers--policy charges
 and deductions...........   (3,777)      (335)       (175)      (2,253)    (2,267)   (3,390)     (2,704)   (1,376)      (496)
 Transfers in (from other
 variable accounts).......  306,445     47,031      18,804    2,838,332    129,637   204,075   3,650,322   101,532     72,696
 Transfers out (to other
 variable accounts)....... (155,527)   (16,218)     (3,648)  (2,714,285)   (50,154)  (97,369) (3,971,792)  (79,897)   (22,245)
 Transfers--other.........  (27,645)    (1,087)       (454)     (18,096)    (6,472)  (17,370)    (75,612)   (6,922)    (2,419)
                           ----------------------------------------------------------------------------------------------------
Net Increase in Net Assets
Derived from Policy
Transactions..............  515,491     71,291      31,645      347,444    179,444   310,809     357,885    89,245    127,009
                           ----------------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS....................  626,359     81,382      30,490      462,126    176,186   300,987     368,976    91,357    128,740
                           ----------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year........  308,465                             200,226     53,597   202,655     165,487    88,413
                           ----------------------------------------------------------------------------------------------------
 End of Year.............. $934,824    $81,382     $30,490     $662,352   $229,783  $503,642    $534,463  $179,770   $128,740
                           ----------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statement).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                           Aggressive Emerging  Bond and             Multi-    Equity    Growth
                             Equity   Markets    Income    Equity   Strategy   Income      LT
                            Variable  Variable  Variable  Variable  Variable  Variable  Variable
                            Account   Account   Account   Account   Account   Account   Account
                           ----------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss)..................     ($509)      $29    $1,460     $2,387    $4,259   $11,971    $2,280
 Net realized loss from
 security transactions...      (878)     (511)      (33)      (797)     (196)   (1,109)     (779)
 Net unrealized
 appreciation
 (depreciation)
 on investments..........     6,570    (5,677)      754     15,831     6,826    21,490    55,209
                           ----------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations..........     5,183    (6,159)    2,181     17,421    10,889    32,352    56,710
                           ----------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM
POLICY TRANSACTIONS
 Transfer of net
 premiums................    27,495    11,607    23,998     52,894    51,866   105,957    73,268
 Transfers--policy
 charges and deductions..       (66)      (69)     (237)      (205)     (403)     (508)     (916)
 Transfers in (from other
 variable accounts)......    36,664    14,814    29,038     50,510    51,532   109,598    87,236
 Transfers out (to other
 variable accounts)......   (15,288)   (5,129)   (7,359)   (20,443)  (11,701)  (34,858)  (42,906)
 Transfers--other........    (1,850)     (893)   (1,379)    (3,056)   (3,563)   (7,186)   (4,496)
                           ----------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy Transactions.    46,955    20,330    44,061     79,700    87,731   173,003   112,186
                           ----------------------------------------------------------------------
NET INCREASE IN NET
ASSETS...................    52,138    14,171    46,242     97,121    98,620   205,355   168,896
                           ----------------------------------------------------------------------

NET ASSETS
 Beginning of Year.......    18,691    12,457    10,959     29,114    23,823    61,931    48,623
                           ----------------------------------------------------------------------
 End of Year.............   $70,829   $26,628   $57,201   $126,235  $122,443  $267,286  $217,519
                           ----------------------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                              Govern-                           High
                          Equity    Inter-      ment    Managed     Money      Yield
                          Index    national  Securities   Bond      Market      Bond
                         Variable  Variable   Variable  Variable   Variable   Variable
                         Account   Account    Account   Account    Account    Account
                         -------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $1,009    $7,334    $1,516     $5,999      $2,906   $4,740
 Net realized loss from
 security transactions..     (574)  (21,623)     (110)       (30)        (58)    (494)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........   41,753    19,632       498      2,685        (180)  (3,466)
                         -------------------------------------------------------------
Net Increase in Net
Assets Resulting
from Operations.........   42,188     5,343     1,904      8,654       2,668      780
                         -------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM
POLICY TRANSACTIONS
 Transfer of net
 premiums...............  123,814    92,350    21,303     87,821     351,065   39,962
 Transfers--policy
 charges and deductions.     (884)     (747)     (488)      (815)     (1,089)    (545)
 Transfers in (from
 other variable
 accounts)..............  126,137   777,506    36,728     89,179     835,702   46,475
 Transfers out (to other
 variable accounts).....  (45,516) (735,908)  (20,846)   (25,326) (1,039,166) (25,511)
 Transfers--other.......   (7,270)   (5,863)   (1,507)    (6,242)    (16,394)  (4,715)
                         -------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions.....  196,281   127,338    35,190    144,617     130,118   55,666
                         -------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................  238,469   132,681    37,094    153,271     132,786   56,446
                         -------------------------------------------------------------

NET ASSETS
 Beginning of Year......   69,996    67,545    16,503     49,384      32,701   31,967
                         -------------------------------------------------------------
 End of Year............ $308,465  $200,226   $53,597   $202,655    $165,487  $88,413
                         -------------------------------------------------------------

See Notes to Financial Statements

                              SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Separate Account A (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of eighteen subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Growth Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, and the Large-Cap Value Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account's financial statements.

   The Separate Account has organized and registered with the Securities and Exchange Commission five new Variable Accounts: The Growth Variable Account, the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, and the Large-Cap Value Variable Account. The Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, and the Large-Cap Value Variable Account commenced operations on January 4, 1999. The Growth Variable Account commenced operations on October 1, 1999.

   The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

   The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts").

   The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   A. Valuation of Investments

   Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

   B. Security Transactions

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

   C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

   During 1999, the Fund declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

   Contracts currently being sold include the Pacific Portfolios, Pacific One and Pacific Value. Pacific Value Contracts started on January 4, 1999 and have three different death benefit options: the Standard Death Benefit (without Rider), the Stepped-Up Death Benefit Rider, and the Premier Death Benefit Rider. The charges for each rider are deducted at the separate account level and affect the daily accumulation unit values. The charge for the optional death benefit rider for Pacific One and Pacific Portfolios are deducted annually at the contract level whereby units are redeemed and the daily accumulation unit values are not affected. Pacific Life charges the Separate Account daily for mortality and expense (M&E) risks assumed, administrative costs incurred in operating the Separate Account and issuing and administering the Contracts, and additional death benefit rider charges for Pacific Values Contract Owners who purchased one of the optional riders. These

                              SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (Continued)

charges are assessed daily at the following annual rates of the average daily net assets of each Variable Account:

                                                    With
                                                 Stepped-Up        With Premier
                                     Without    Death Benefit      Death Benefit
                                      Rider         Rider              Rider
--------------------------------------------------------------------------------
M&E Risk Charge....................   1.25%         1.25%              1.25%
Administrative Fee.................   0.15%         0.15%              0.15%
Death Benefit Rider Charge            None          0.20%              0.35%
                                      ----          ----               ----
Total Annual Expenses..............   1.40%         1.60%              1.75%
                                      ----          ----               ----

   Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, is the principal underwriter of variable annuity contracts funded by interests in the Separate Account, and is compensated by Pacific Life.

5. SELECTED ACCUMULATION UNIT** INFORMATION

   Selected accumulation unit value (AUV) and unit information for the year ended December 31, 1999 were as follows:

------------------------------------------------------------------------------------------------------------------
                         Pacific Portfolios and
                         Pacific One Contracts                      Pacific Value Contracts (2)
                       -------------------------- ----------------------------------------------------------------
                                                                              With Stepped-Up      With Premier
                                                                               Death Benefit      Death Benefit
                                                            Without Rider          Rider              Rider
                                                          ------------------ ------------------ ------------------
                                       Number of                  Number of          Number of          Number of
                       AUV At            Units    AUV at  AUV At    Units              Units              Units
                       Begin-  AUV at Outstanding Begin-   End   Outstanding AUV at Outstanding AUV at Outstanding
                       ning of End of   at End    ning of   of     at End    End of   at End    End of   at End
Variable Accounts       Year    Year    of Year    Year    Year    of Year    Year    of Year    Year    of Year
------------------------------------------------------------------------------------------------------------------
Aggressive Equity      $12.19  $15.31 11,134,505  $12.08  $15.31  2,693,949  $15.28  1,187,774  $15.26    652,132
------------------------------------------------------------------------------------------------------------------
Emerging Markets         6.70   10.14  6,758,343    6.86   10.14  1,402,085   10.12    447,467   10.11    367,265
------------------------------------------------------------------------------------------------------------------
Growth (1)              17.98   23.01    837,054   17.98   23.01    408,463   22.96    127,055   22.93     82,497
------------------------------------------------------------------------------------------------------------------
Bond and Income         12.07   11.03  6,883,171   12.02   11.03  1,288,156   11.01    676,749   10.99    437,536
------------------------------------------------------------------------------------------------------------------
Equity                  18.85   25.76 13,292,054   18.84   25.76  3,439,581   25.71  2,057,306   25.67  1,201,244
------------------------------------------------------------------------------------------------------------------
Multi-Strategy          15.17   16.01 12,744,327   15.17   16.01  2,954,761   15.98  1,342,973   15.95    743,434
------------------------------------------------------------------------------------------------------------------
Equity Income           18.10   20.22 26,156,874   18.12   20.22  6,027,438   20.18  3,105,130   20.15  1,773,940
------------------------------------------------------------------------------------------------------------------
Growth LT               19.84   38.74 24,739,519   19.95   38.74  7,721,645   38.67  4,155,805   38.61  2,209,196
------------------------------------------------------------------------------------------------------------------
Mid-Cap Value (1)       10.00   10.38  3,539,541   10.00   10.38  1,971,054   10.36    946,912   10.34    554,927
------------------------------------------------------------------------------------------------------------------
Equity Index            19.88   23.64 28,123,841   19.85   23.64  6,697,369   23.59  2,977,811   23.56  1,760,747
------------------------------------------------------------------------------------------------------------------
Small-Cap Index (1)     10.00   11.77  3,538,845   10.00   11.77  1,911,936   11.75    823,250   11.73    643,554
------------------------------------------------------------------------------------------------------------------
REIT (1)                10.00    9.86  1,859,366   10.00    9.86    764,770    9.84    279,529    9.83    189,692
------------------------------------------------------------------------------------------------------------------
International           13.29   16.10 30,366,865   13.58   16.10  7,083,724   16.06  2,226,612   16.04  1,483,916
------------------------------------------------------------------------------------------------------------------
Government Securities   11.80   11.41 13,720,231   11.79   11.41  4,451,455   11.38  1,179,644   11.37    799,190
------------------------------------------------------------------------------------------------------------------
Managed Bond            11.99   11.60 31,653,501   11.98   11.60  7,609,552   11.58  2,514,911   11.56  1,648,514
------------------------------------------------------------------------------------------------------------------
Money Market            11.16   11.55 27,967,969   11.17   11.55 11,370,911   11.53  3,966,774   11.51  2,979,275
------------------------------------------------------------------------------------------------------------------
High Yield Bond         11.95   12.13 11,078,968   11.97   12.13  2,139,827   12.10    941,781   12.09    665,249
------------------------------------------------------------------------------------------------------------------
Large-Cap Value (1)     10.00   10.99  5,648,927   10.00   10.99  3,196,813   10.97  1,810,506   10.95  1,063,376
------------------------------------------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

(1)  Operations commenced during 1999 (See Note 1 to Financial Statements).

(2) Pacific Value Contracts commenced operations on January 4, 1999 (see Note 3 to Financial Statements).

                              SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk, administrative charges, and additional death benefit rider charges, if any (M&E). Total cost and market value of the Separate Account's investments in the Fund as of December 31, 1999 were as follows (amounts in thousands):

                                                                                   Variable Accounts
                                                            -----------------------------------------------------------------
                                                            Aggressive  Emerging              Bond and               Multi-
                                                              Equity    Markets    Growth (1)  Income      Equity   Strategy
                                                            -----------------------------------------------------------------
Total cost of investments at beginning of year                $63,560     $33,024               $55,863   $109,221  $114,635
Add:  Total net proceeds from policy and M&E transactions     313,234      85,937    $31,411     68,187    343,845   168,523
      Reinvested distributions from the Fund:
      (a) Net investment income                                               244         19      5,420        353     5,438
      (b) Net realized gain                                    11,007                             3,621     16,602    11,525
                                                            -----------------------------------------------------------------
                       Sub-Total                              387,801     119,205     31,430    133,091    470,021   300,121
Less: Cost of investments disposed during the year            189,830      49,537      1,137     18,553     69,500    20,445
                                                            -----------------------------------------------------------------
Total cost of investments at end of year                      197,971      69,668     30,293    114,538    400,521   279,676
Add:  Unrealized appreciation (depreciation)                   41,903      21,339      3,175    (12,165)   114,228     4,977
                                                            -----------------------------------------------------------------
Total market value of investments at end of year             $239,874     $91,007    $33,468   $102,373   $514,749  $284,653
                                                            -----------------------------------------------------------------

                                                              Equity     Growth     Mid-Cap    Equity    Small-Cap
                                                              Income       LT      Value (1)    Index    Index (1)  REIT (1)
                                                            -----------------------------------------------------------------
Total cost of investments at beginning of year               $241,615    $160,484              $260,033
Add:  Total net proceeds from policy and M&E transactions     466,599     863,009    $82,702    538,713    $77,733   $33,927
      Reinvested distributions from the Fund:
      (a) Net investment income                                 4,654      39,272        144      6,858        344       913
      (b) Net realized gain                                    35,788                             2,399        854        64
                                                            -----------------------------------------------------------------
                       Sub-Total                              748,656   1,062,765     82,846    808,003     78,931    34,904
Less: Cost of investments disposed during the year             44,375     129,058     11,494     33,145      7,108     2,582
                                                            -----------------------------------------------------------------
Total cost of investments at end of year                      704,281     933,707     71,352    774,858     71,823    32,322
Add:  Unrealized appreciation (depreciation)                   44,898     570,077      1,376    160,018      9,563    (1,830)
                                                            -----------------------------------------------------------------
Total market value of investments at end of year             $749,179  $1,503,784    $72,728   $934,876    $81,386   $30,492
                                                            -----------------------------------------------------------------

                                                                        Govern-
                                                              Inter-      ment      Managed     Money    High Yield Large-Cap
                                                             national  Securities     Bond     Market       Bond    Value (1)
                                                            -----------------------------------------------------------------
Total cost of investments at beginning of year               $180,069     $52,683   $198,866   $165,674    $91,840
Add:  Total net proceeds from policy and M&E transactions   2,805,315     187,539    321,077  3,435,673    125,707  $140,316
      Reinvested distributions from the Fund:
      (a) Net investment income                                 2,512       7,476     21,221     15,727     12,359       531
      (b) Net realized gain                                    12,979       1,667      8,116
                                                            -----------------------------------------------------------------
                       Sub-Total                            3,000,875     249,365    549,280  3,617,074    229,906   140,847
Less: Cost of investments disposed during the year          2,456,509      10,715     16,474  3,083,047     42,376    14,857
                                                            -----------------------------------------------------------------
Total cost of investments at end of year                      544,366     238,650    532,806    534,027    187,530   125,990
Add:  Unrealized appreciation (depreciation)                  118,032      (8,855)   (29,136)       452     (7,749)    2,756
                                                            -----------------------------------------------------------------
Total market value of investments at end of year             $662,398    $229,795   $503,670   $534,479   $179,781  $128,746
                                                            -----------------------------------------------------------------

--------------------
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).